Cover	Aug. 26, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 1, 2021, Volta Inc., a Delaware corporation (f/k/a Tortoise Acquisition Corp. II) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Aug. 26, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39508
Entity Registrant Name	VOLTA INC.
Entity Central Index Key	0001819584
Entity Tax Identification Number	99-1550630
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 De Haro Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	583-3805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value of $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	VLTA
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	VLTA WS
Security Exchange Name	NYSE